Note 8 - Exceptional Items - Exceptional Items Included in the Income Statement (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Result through exchange transaction of shareholdings (i)	[1]	R$ 30.0		R$ 1,240.0
Restructuring (ii)	[2]	(175.5)	(105.5)	(79.8)
Result on sale of subsidiary (iii)	[3]	78.6
Acquisition of subsidiary		(1.5)
Effect of application of IAS 29 (hyperinflation)		(18.0)
Others			(3.2)	(25.9)
Total		R$ (86.4)	R$ (108.7)	R$ 1,134.3

[1]	As described in Note 1(b) Perpetual licensing agreement with Quilmes.
[2]	The restructuring expenses recognized refers mainly to realignment of structure and processes in the Latin America - North and Latin America - South geographical segment.
[3]	As described in Note 1(b) Sale of subsidiary.